Investments in Joint Ventures and Associates - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investments in associates and joint ventures [line items]
Percentage of voting equity interests acquired	49.00%
Investments in associates reported in separate financial statements	£ 22	£ 25
Contingent consideration recognised as of acquisition date	5
Academy of Pop [Member]
Investments in associates and joint ventures [line items]
Investments in associates reported in separate financial statements	£ 13	£ 9